Income taxes -Schedule of Components of Income Tax Expense (Benefit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 135		¥ 0	¥ 0
Deferred income tax expense	0		0	0
Income tax expense	¥ 135	$ 18	¥ 0	¥ 0